Investments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended			1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Sky Mexico	Dec. 31, 2010 Sky Mexico	Dec. 31, 2009 Sky Mexico	Mar. 31, 2011 GSN	Dec. 31, 2011 GSN	Dec. 31, 2010 GSN	Dec. 31, 2009 GSN	Nov. 19, 2009 GSN	Mar. 31, 2011 GSN Minimum	Mar. 31, 2011 GSN Maximum	Dec. 31, 2011 Other equity method investments	Dec. 31, 2010 Other equity method investments	Dec. 31, 2009 Other equity method investments	Apr. 30, 2011 Other equity method investment, sold in 2011
Equity Method Investments
Investments accounted for the equity method of accounting	$ 1,041	$ 1,086		$ 490	$ 501			$ 420	$ 446					$ 131	$ 139
Cash proceeds from sale of equity method investment							60										55
Gain on sale of equity method investment, before tax							25										37
Gain on sale of equity method investment, after tax							16										23
Equity in earnings from unconsolidated affiliates	109	90	51	52	33	32		29	33					28	24	19
Amortization of definite lived intangibles in equity earnings				25	25	25		10	12	1
Equity method investment, ownership percentage				41.00%			60.00%				65.00%
Sale of ownership interest in GSN (as a percent)							5.00%
Percentage of additional equity interest required to be purchased by equity partner under the agreement							18.00%
Percentage of additional equity interest required to be sold to the equity partner under the agreement							18.00%
Exercise price purchase of additional interest by parties												234	288
Dividends received	104	78	94
Undistributed earnings from equity method investments	$ 256	$ 219